Consolidated Statements Of Operations In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Consolidated Statements Of Operations [Abstract]
Net revenues	$ 1,019,477	6,416,485	7,548,545	3,780,298
Cost of revenues	(1,053,964)	(6,633,542)	(5,869,503)	(3,309,969)
Gross profit (loss)	(34,487)	(217,057)	1,679,042	470,329
Operating expenses:
Selling expenses	(44,454)	(279,788)	(269,202)	(137,421)
General and administrative expenses	(63,019)	(396,639)	(171,839)	(180,989)
Research and development expenses	(10,839)	(68,217)	(53,500)	(32,025)
Impairment of goodwill	(21,407)	(134,735)
Total operating expenses	(139,719)	(879,379)	(494,541)	(350,435)
Operating profit 9loss)	(174,206)	(1,096,436)	1,184,501	119,894
Interest expense	(27,179)	(171,059)	(161,677)	(157,907)
Interest income	1,869	11,763	6,141	5,002
Exchange losses	(630)	(3,965)	(89,272)	(23,814)
Changes in fair value of derivative contracts (Note 16)	(11,245)	(70,778)	77,531	9,594
Changes in fair value of conversion feature of convertible bonds (Note 21)	42,006	264,384	31,623	(73,887)
Other income	817	5,144	12,396	11,965
Other expenses	(2,240)	(14,102)	(5,903)	(11,835)
(Loss) income before income taxes	(170,808)	(1,075,049)	1,055,340	(120,988)
Income tax (expenses) benefit (Note 23)	23,029	144,945	(297,983)	(23,928)
Consolidated net (loss) income	(147,779)	(930,104)	757,357	(144,916)
Net income attributable to non-controlling interest				(311)
Net (loss) income attributable to Hanwha SolarOne Co., Ltd. shareholders	$ (147,779)	(930,104)	757,357	(145,227)
Net (loss) income attributable to Hanwha SolarOne Co., Ltd. shareholders per share:
Basic (Note 29)	$ (0.35)	(2.21)	2.43	(0.53)
Diluted (Note 29)	$ (0.35)	(2.21)	2.36	(0.53)
Number of shares used in computation of net (loss) income per share:
Basic (Note 29)	420,325,701	420,325,701	311,263,308	274,067,760
Diluted (Note 29)	420,325,701	420,325,701	357,272,605	274,067,760